Income tax (Details) ¥ in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		36 Months Ended
	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)
Income tax
Effective income tax rate	18.40%	17.50%	18.30%	17.90%
Undistributed earnings that may be subject to the withholding tax									$ 317,132	¥ 2,178,063
Unrecognized deferred tax liability from unremitted earnings of PRC subsidiaries									$ 31,713	¥ 217,806
Interest and penalties related to unrecognized tax benefits	¥ 0		¥ 0
The PRC
Income tax
Statutory income tax rate			25.00%
Withholding tax rate			10.00%
Beijing Jiachenhong | Forecast
Income tax
HNTE preferential tax rate						15.00%
Guangzhou Nuoya | Forecast
Income tax
HNTE preferential tax rate							15.00%
Zhejiang Lukou
Income tax
HNTE preferential tax rate								15.00%
Zhejiang Lukou | Forecast
Income tax
HNTE preferential tax rate					15.00%